Commitments and Contingencies (Summary of Rental Expenses) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 4,663
2018 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	1,164
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	862
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	754
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	580
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	255
Thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 1,048